CXApp Acquisition (Details) - USD ($) $ / shares in Units, $ in Thousands				12 Months Ended
	Mar. 03, 2022	Mar. 03, 2022	Apr. 30, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 30, 2021
CxApp [Member]
CXApp Acquisition (Details) [Line Items]
Aggregate purchase price			$ 32,100
Holdback funds					$ 4,875
Working capital adjustments to holdback funds					209
Contingent consideration additional amount			$ 12,500
Share price per share (in Dollars per share)			$ 1.13
Total acquisition costs					$ 500
Shares issued for cash (in Shares)	144,986	144,986
Earnout issued		$ 3,700
Earnout shares				$ 6,500
Earnout payment benefit				$ 2,800
CxApp [Member] | Minimum [Member]
CXApp Acquisition (Details) [Line Items]
Contingent consideration additional amount						$ 8,300
CxApp [Member] | Maximum [Member]
CXApp Acquisition (Details) [Line Items]
Contingent consideration additional amount						$ 4,200
Inpixon [Member]
CXApp Acquisition (Details) [Line Items]
Goodwill			$ 15,300
Holdback funds			4,900
Working capital adjustments to holdback funds			$ 200